Leases - Summary of information about right of use assets (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Leases [Abstract]
Balance at beginning of period	€ 756,951	€ 813,842	€ 813,842
Remeasurement	0		251,427
Depreciation charges	(107,162)	€ (100,000)	(229,203)
Impact of transaction of foreign currency	14,487		(79,115)
Balance at end of period	€ 664,276		€ 756,951